Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Significant Transactions with Related Parties
The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	393,440	411,010	924,971	130,212
- GY and its affiliates	3,223,785	2,262,306	2,034,304	286,376
Purchase of parts, supplies and engines
- associates and joint ventures	2,036,675	1,396,611	1,614,814	227,323
- GY and its affiliates	1,307,137	1,053,607	1,804,457	254,020
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	2,152	5,803	18,427	2,594
- GY and its affiliates	6,609	10,398	18,023	2,537
Service charge charged by
- joint ventures	5,023	128	2,094	295
Rental income
- joint ventures	4,415	4,634	3,834	540
- GY and its affiliates	275	580	12,227	1,721
Sales of an intangible asset to a joint venture	—	—	101,390	14,273
Property management service expenses
- GY and its affiliates	21,978	22,128	24,668	3,473
Selling, general and administrative expenses
- a joint venture	2,530	—	—	—
- GY and its affiliates	9,315	30,151	34,178	4,811
- HLA and its affiliates	7,188	8,994	9,194	1,294
Delivery, storage, distribution and handling expenses
- GY and its affiliates	300,699	201,669	212,566	29,924
Payment for lease liabilities
- GY and its affiliates	17,215	19,802	19,615	2,761
Purchases of vehicles and machineries
- GY and its affiliates	3,460	2,513	—	—

Compensation of Key Management Personnel
Compensation of key management personnel of the Group

	31.12.2021	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	25,289	25,011	30,147	4,244
Contribution to defined contribution plans	273	208	305	43

	25,562	25,219	30,452	4,287